Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2015	2016	2017
	(In thousands, except percentage)

Income before income tax expense	$46,143	$304,527	$424,239
Income (loss) from non-China operations	$(25,354)	$125,064	$(79,945)
Income from China operations	$71,497	$179,463	$504,184
Income tax expenses applicable to China operations	$10,420	$11,985	$73,165
Effective tax rate for China operations	15%	7%	15%

Schedule of current and deferred portion of income tax expenses
	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Current tax provision	$13,948	$17,455	$76,379
Deferred tax benefits	(3,528)	(5,470)	(3,214)

Income tax expenses	$10,420	$11,985	$73,165

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2015	2016	2017
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(24)%	(29)%	(11)%
Permanent differences	10%	(1)%	(1)%
Change in valuation allowance	4%	12%	2%
Effective tax rate for China operations	15%	7%	15%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2015	2016	2017
	(In thousands, except per share amount)
Tax holiday effect	$17,169	$51,829	$56,377
Basic net income per share effect	$0.29	$0.74	$0.79
Diluted net income per share effect	$0.28	$0.67	$0.76

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2016	2017
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$30,279	$30,557
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	553	563

Total deferred tax assets	30,832	31,120
Less: valuation allowance	(30,832)	(31,120)

Deferred tax assets, net	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities
	As of December 31,
	2016	2017
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$4,883	$5,776
Less: valuation allowance	(4,883)	(5,776)

Deferred tax assets	$—	$—

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2016	2017
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts	$18,509	$21,454
Net operating loss carry forwards	14,620	14,913
Accruals	11,978	17,330
Depreciation, and other liabilities	16,732	23,294

Total deferred tax assets	61,839	76,991
Less: valuation allowance	(49,252)	(60,833)

Net deferred tax assets	$12,587	$16,158

Deferred tax liabilities:
Depreciation	$(814)	$(650)
Acquired intangible assets	(274)	(3,836)
Others	(2,521)	(3,274)

Total deferred tax liabilities	$(3,609)	$(7,760)